Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Accounts payable-related party (Note 17(ii))	$ 2,796	$ 6,507
Accounts Payable	26,145	25,625
Non-controlling shareholders of subsidiaries
Accounts payable-third parties	4,132	4,960
Third parties
Accounts payable-third parties	$ 19,217	$ 14,158